18. LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of right of use assets
Original values
			Reclasification to assets clasified as held
Type of good	At the beginning	Increase		At the end
		(1)
Machinery and equipment	13	-	-	13
Buildings	7	3	(10)	-
Total at 12.31.2020	20	3	(10)	13
Total at 12.31.2019	-	20	-	20

Depreciation
			Reclasification to assets clasified as held
Type of good	At the beginning	For the year		At the end

Machinery and equipment	(2)	(1)	-	(3)
Buildings	(2)	(4)	6	-
Total at 12.31.2020	(4)	(5)	6	(3)
Total at 12.31.2019	-	(4)	-	(4)

	Net book values
Type of good	At the end	At 12.31.2019

Machinery and equipment	10	11
Buildings	-	5
Total at 12.31.2020	10
Total at 12.31.2019		16

(1) Includes US$ 8 million incorporated as of January 1, 2019 on the adoption of IFRS 16 (see Note 4.1.1)

Schedule of lease liabilities
	12.31.2020	12.31.2019
At the beginning of the year	16	-
Incorporation by adoption of IFRS 16	-	8
Increases	4	13
Discounted value measurement (1)	-	3
Payments	(10)	(5)
Reclasification to liabilities clasified as held for sales	(4)	-
Exchange differences on translation	5	(3)
At the end of the year	11	16

(1) Included in the “Gains (losses) from present value measurement” under Other financial results

Schedule of lease liabilities payments by maturity

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2020
Three months to one year	1
One to two years	1
Two to three years	2
Three to four years	2
Four to five years	2
More than five years	14
Total	22

Schedule of lease receivables by maturity

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2020
Less than three months	1
Three months to one year	4
One to two years	5
Two to three years	6
Three to four years	6
Four to five years	7
More than five years	4
Total	33